Subsequent events - Text Details (Detail) - EUR (€) € in Millions		12 Months Ended
	Jan. 11, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent events [Line Items]
Aggregated net cash outflow for acquisitions		€ 2,824	€ 259
Vesper Medical [Member]
Subsequent events [Line Items]
Aggregated net cash outflow for acquisitions	€ 227